Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues	$ 1,063,111	$ 542,367	$ 886,434
Voyage expenses	(495,604)	(315,121)	(297,225)
Vessel operating expenses	(150,448)	(165,375)	(184,233)
Time-charter hire expenses (note 10)	(27,374)	(13,799)	(36,341)
Depreciation and amortization	(99,033)	(106,084)	(117,212)
General and administrative expenses	(41,769)	(43,715)	(39,006)
Gain (loss) on sale and (write-down) of assets (note 19)	8,888	(92,368)	(69,446)
Restructuring charges	(1,822)	0	(1,398)
Income (loss) from operations	255,949	(194,095)	141,573
Equity income (loss)	$ 244	$ (14,107)	5,100
Operating Segments
Segment Reporting Information [Line Items]
Restructuring charges			(1,398)
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Total revenues			879,442
Voyage expenses			(297,225)
Vessel operating expenses			(178,293)
Time-charter hire expenses (note 10)			(36,341)
Depreciation and amortization			(116,719)
General and administrative expenses			(38,379)
Gain (loss) on sale and (write-down) of assets (note 19)			(72,527)
Restructuring charges			(1,398)
Income (loss) from operations			138,560
Equity income (loss)			5,100
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Total revenues			6,992
Voyage expenses			0
Vessel operating expenses			(5,940)
Time-charter hire expenses (note 10)			0
Depreciation and amortization			(493)
General and administrative expenses			(627)
Gain (loss) on sale and (write-down) of assets (note 19)			3,081
Restructuring charges			0
Income (loss) from operations			3,013
Equity income (loss)			$ 0